Share-Based Compensation (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2020	Sep. 30, 2022	Dec. 31, 2021
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years	2 years
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years
Stock Option and Incentive Plan 2020 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years
Stock Option and Incentive Plan 2020 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years